Additional cash flows information (Details) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Additional cash flows information.
Additions to right-of-use assets		$ 38,283
Share subscription receivable	$ 60,659
Conversion of Series A Convertible Preferred Shares	$ 136,689